Recent accounting pronouncements not yet adopted	12 Months Ended
Dec. 31, 2023
Recent Accounting Pronouncements Not Yet Adopted Abstract
Recent accounting pronouncements not yet adopted
Note 7. Recent accounting pronouncements not yet adopted
Certain new accounting standards and interpretations have been published that are not mandatory for the year ended December 31, 2023 and have not been early adopted by the Group. The Group is still assessing the potential impact of these standards in the current or future reporting periods and on foreseeable future transactions.
As of the issue date of these Consolidated Financial Statements, the following new and revised IFRS standards have been issued, but are not yet effective:
Classification of Liabilities as Current or Non-current and Non-current Liabilities with Covenants (Amendments to IAS 1) - Effective January 1, 2024
The narrow-scope amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g. the receipt of a waiver or a breach of covenant).
The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability. The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity.
In addition, the amendments also indicate that a company should classify a liability as non-current if it has a right to defer settlement for at least 12 months after the reporting date. This right may be subject to a company complying with conditions (covenants) specified in a loan arrangement. Covenants with which the company must comply after the reporting date (i.e., future covenants) do not affect a liability’s classification at the reporting date. However, when non-current liabilities are subject to future covenants, companies will now need to disclose information to help users understand the risk that those liabilities could become repayable within 12 months after the reporting date.
The amendments must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The Group is in the process of performing its assessment of the impacts of the new standard and anticipate a change in the classification of warrants and shares held in escrow upon adoption from non-current to current liabilities. However, early adoption was not elected.
Lease Liability in a Sale and Leaseback (Amendments to IFRS 16) - Effective January 1, 2024
The amendments require a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The new requirements do not prevent a seller-lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease. The evaluation performed by management determined that these amendments did not result in a significant impact. However, early adoption was not elected.
Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7) - Effective January 1, 2024
The amendments introduce additional disclosure requirements for companies that enter into supplier finance arrangements that have all of the following characteristics; (i) A finance provider pays amounts a company (the buyer) owes its suppliers, (ii) A company agrees to pay under the terms and conditions of the arrangements on the same date or at a later date than its suppliers are paid, and (iii) The company is provided with extended payment terms or suppliers benefit from early payment terms, compared with the related invoice payment due date.
Additional disclosures include qualitative and quantitative information about its supplier finance arrangements, such as terms and conditions – including, for example, extended payment terms and security or guarantees provided.

The IASB decided that, in most cases, aggregated information about an entity’s supplier finance arrangements will satisfy the information needs of users of financial statements.

Lack of Exchangeability (Amendments to IAS 21) - Effective January 1, 2025

Under IAS 21 The Effects of Changes in Foreign Exchange Rates, a company uses a spot exchange rate when translating a foreign currency transaction. The spot exchange rate is defined as the exchange rate available for immediate delivery. However, in rare cases, it is possible that one currency cannot be exchanged into another and external events may result in economic uncertainty and cause a lack of exchangeability between two currencies. Therefore, companies may need to assess whether there is a temporary or a long-term lack of exchangeability and determine an appropriate foreign exchange spot rate to use for the purposes of foreign currency translation. Consequently, market participants are unable to buy and sell currency to meet their needs at the official exchange rate and turn instead to unofficial, parallel markets.
Under the amendments, companies will need to provide new disclosures to help users assess the impact of using an estimated exchange rate on the financial statements.
IFRS 10 and IAS 28 - Amendments - Sales or contributions of assets between an investor and its associate or joint venture.
The IASB has made limited scope amendments to IFRS 10 Consolidated financial statements and IAS 28 Investments in associates and joint ventures.
The amendments clarify the accounting treatment for sales or contributions of assets between an investor and its associates or joint ventures. They confirm that the accounting treatment depends on whether the non-monetary assets sold or contributed to an associate or joint venture constitute a ‘business’ (as defined in IFRS 3 Business Combinations).
Where the non-monetary assets constitute a business, the investor will recognize the full gain or loss on the sale or contribution of assets. If the assets do not meet the definition of a business, the gain or loss is recognized by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments apply prospectively.
The effective date of the amendments has been deferred indefinitely by the IASB; however, early application of the amendments is permitted.